Other Assets and Receivable - Summary of information about right of use assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	€ 162	€ 150
Additions	19	34
Disposals	(1)	(5)
Modification of lease contracts	1	6
Depreciation through income statement	(30)	(30)
Net exchange differences	(10)	7
Other	(5)
On December 31	137	162
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	314
On December 31	279	314
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	(152)
On December 31	(143)	(152)
Real estate held for own use [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	154	138
Additions	15	31
Disposals	(1)	(5)
Modification of lease contracts	1	6
Depreciation through income statement	(24)	(22)
Net exchange differences	(9)	6
Other	(5)
On December 31	131	154
Real estate held for own use [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	284
On December 31	253	284
Real estate held for own use [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	(130)
On December 31	(122)	(130)
Equipment 1 [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	4	10
Additions	1
Depreciation through income statement	(4)	(6)
On December 31	1	4
Equipment 1 [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	21
On December 31	15	21
Equipment 1 [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	(16)
On December 31	(14)	(16)
Other Assets [Member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	4	3
Additions	3	3
Depreciation through income statement	(2)	(2)
On December 31	5	4
Other Assets [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	10
On December 31	11	10
Other Assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
On January 1	(5)
On December 31	€ (7)	€ (5)